Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-22	30/360 Days	30	Collection Period Start	1-Sep-22
Distribution Date	17-Oct-22	Actual/360 Days	32	Collection Period End	30-Sep-22
				Prior Month Settlement Date	15-Sep-22
				Current Month Settlement Date	17-Oct-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	327,406,058.63	309,976,100.30	0.296022
Yield Supplement Overcollaterization		72,495,090.62	12,297,008.72	11,300,285.45
Total Adjusted Pool Balance		1,047,137,850.19	315,109,049.91	298,675,814.85
Total Adjusted Securities		1,047,137,850.19	315,109,049.91	298,675,814.85	0.285231
Class A-1 Notes	0.97793%	162,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.45000%	352,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	182,971,199.72	166,537,964.66	0.415307
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	16,433,235.06	210,416.88	40.9806361	0.5247304
Class A-4 Notes	0.00	120,416.67	—	1.4166667
Certificates	0.00	0.00	—	—

Total Securities	16,433,235.06	330,833.55

I. COLLECTIONS

Interest:
Interest Collections				859,493.77
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				859,493.77
Principal:
Principal Collections				17,316,484.27
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				17,316,484.27
Recoveries of Defaulted Receivables				93,991.91

Total Collections				18,269,969.95

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			27,207	315,109,049.91
Total Principal Payment				16,433,235.06

			26,421	298,675,814.85

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	18,269,969.95
Reserve Account Draw	0.00
Total Available for Distribution	18,269,969.95
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	272,838.38
Servicing Fee Paid	272,838.38
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	210,416.88
Class A-3 Notes Monthly Interest Paid	210,416.88
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	120,416.67
Class A-4 Notes Monthly Interest Paid	120,416.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		330,833.55
Total Note Monthly Interest Paid		330,833.55
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		17,666,298.02
4. Total Monthly Principal Paid on the Notes		16,433,235.06
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		16,433,235.06
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,233,062.96
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,233,062.96

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.09%
Weighted Average Remaining Maturity		30.09

	Amount	Number
Principal on Defaulted Receivables	113,474.06	11
Principal Recoveries of Defaulted Receivables	93,991.91

Monthly Net Losses	19,482.15
Pool Balance at Beginning of Collection Period	327,406,058.63
Net Loss Ratio for Third Preceding Collection Period	0.24%
Net Loss Ratio for Second Preceding Collection Period	0.24%
Net Loss Ratio for Preceding Collection Period	-0.01%
Net Loss Ratio for Current Collection Period	0.07%
Four-Month Average Net Loss Ratio	0.13%
Cumulative Net Losses for all Periods	2,932,792.65

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,639,342.23	106	0.53%
61-90 Days Delinquent	325,123.74	20	0.10%
91-120 Days Delinquent	83,057.71	6	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,047,523.68	132	0.66%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.10%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Preceding Collection Period	0.12%	0.11%
Delinquency Ratio for Current Collection Period	0.13%	0.10%
Four-Month Average Delinquency Ratio	0.11%	0.09%
60 Day Delinquent Receivables	440,925.68
Delinquency Percentage	0.14%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,045,717.70
Number of Extensions	62

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO